Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Of Comprehensive Income [Abstract]
Profit /(loss) for the year	$ 3,709	$ (951)	$ 7,446
Other comprehensive income /(loss) to be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations, net of tax of $0	5,211	10,677	(4,388)
Exchange differences, total	5,211	10,677	(4,388)
Other comprehensive income/(loss) not to be reclassified to profit or loss in subsequent periods:
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(1,789)	1,670	(419)
Income tax effect	358	(334)	84
Other comprehensive income from equity instruments measured at fair value, net of tax	(1,431)	1,336	(335)
Re-measuring income/(loss) on defined benefit plans	199	(1,727)	(410)
Income tax effect	(40)	345	82
Defined benefit pension plan, net of tax	159	(1,382)	(328)
Other comprehensive income/(loss) for the year, net of tax	3,939	10,631	(5,051)
Total comprehensive income for the year, net of tax	7,648	9,680	2,395
Attributable to:
Equity holders of the parent	4,006	3,786	(2,038)
Non-controlling interests	3,642	5,894	4,433
Total comprehensive income for the year, net of tax	$ 7,648	$ 9,680	$ 2,395